Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	2022 $m	2021 $m
	30 Jun	31 Dec
Subordinated debt:
US$1,000m 5.25% Notesnote (i)	—	1,000
US$725m 4.375% Notesnote (iii)	—	725
US$750m 4.875% Notes	749	748
€20m Medium Term Notes 2023	21	23
£435m 6.125% Notes 2031	524	584
US$1,000m 2.95% Notes 2033note (ii)	995	995
Senior debt:note (iv)
£300m 6.875% Notes 2023	363	404
£250m 5.875% Notes 2029	282	313
$1,000m 3.125% Notes 2030	986	985
$350m 3.625% Notes 2032note (v)	346	—
Bank loans:
$350m Loan 2024note (v)	—	350
Total core structural borrowings of shareholder-financed businesses	4,266	6,127

Notes

(i)	The US$1,000 million notes were redeemed on 20 January 2022 using the proceeds from the issuance of ordinary shares in October 2021.
(ii)	In November 2021, the Company issued US$1,000 million 2.95 per cent subordinated debt maturing on 3 November 2033 with proceeds, net of costs, of $995 million.
(iii)	The US$725 million note was redeemed on 20 January 2022 using the proceeds from the US$1,000 million subordinated debt issued in November 2021.
(iv)	The senior debt ranks above subordinated debt in the event of liquidation.
(v)	In March 2022, the Company issued US$350 million 3.625 per cent senior debt maturing on 24 March 2032 with proceeds, net of costs, of $346 million, which was used to redeem the US$350 million bank loan in May 2022.

Operational borrowings
Borrowings
Schedule of borrowings

	2022 $m	2021 $m
	30 Jun	31 Dec
Shareholder-financed business:
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	544	500
Lease liabilities under IFRS 16	177	209
Other borrowings	5	10
Operational borrowings attributable to shareholder-financed businesses	726	719
With profits business:
Lease liabilities under IFRS 16	109	138
Other borrowings	19	4
Operational borrowings attributable to with-profits businesses	128	142
Total operational borrowings	854	861